Notes to consolidated statement of profit and loss and other comprehensive income - Segment reporting - Major clients (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Segment reporting - Major clients
Revenue	€ 21,482	$ 21,482	€ 36,415	€ 14,713
Largest client
Segment reporting - Major clients
Revenue	19,000		27,100
Second largest client
Segment reporting - Major clients
Revenue	1,100		6,200
Third largest client
Segment reporting - Major clients
Revenue	€ 900		€ 2,500